FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Sensitivity analysis - foreign exchange rate exposure (Details) - Foreign exchange rate exposure R$ in Thousands	6 Months Ended
	Jun. 30, 2023 BRL (R$)	Jun. 30, 2022 item
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Closing foreign exchange rate (R$ to U.S.$) | item		4.8192
Cash and cash equivalents | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	R$ 11,248,274
Cash and cash equivalents | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	2,812,069
Cash and cash equivalents | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	5,624,137
Marketable securities | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	4,826,627
Marketable securities | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	1,206,657
Marketable securities | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	2,413,314
Trade accounts receivable | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	4,845,044
Trade accounts receivable | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	1,211,261
Trade accounts receivable | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	2,422,522
Trade accounts payable | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(2,028,936)
Trade accounts payable | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(507,234)
Trade accounts payable | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(1,014,468)
Loans and financing | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(60,176,982)
Loans and financing | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(15,044,246)
Loans and financing | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(30,088,491)
Liabilities for asset acquisition and subsidiaries | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(186,058)
Liabilities for asset acquisition and subsidiaries | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(46,515)
Liabilities for asset acquisition and subsidiaries | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(93,029)
Dollar/Real | Derivative options | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	3,201,865
Dollar/Real | Derivative options | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(3,777,232)
Dollar/Real | Derivative options | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(7,621,974)
Dollar/Real | Derivative swaps | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(450,678)
Dollar/Real | Derivative swaps | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(1,728,220)
Dollar/Real | Derivative swaps | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(3,442,041)
Dollar/Real | Derivatives Non-Deliverable Forward ("NDF") Contracts | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	159,434
Dollar/Real | Derivatives Non-Deliverable Forward ("NDF") Contracts | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(286,048)
Dollar/Real | Derivatives Non-Deliverable Forward ("NDF") Contracts | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(572,176)
Dollar/Real | Embedded derivative | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	187,618
Dollar/Real | Embedded derivative | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(85,533)
Dollar/Real | Embedded derivative | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(171,067)
Dollar/Real | NDF parity derivatives | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	140,411
Dollar/Real | NDF parity derivatives | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(47,180)
Dollar/Real | NDF parity derivatives | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(84,699)
Dollar/Real | Commodity Derivatives | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	22,421
Dollar/Real | Commodity Derivatives | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(5,607)
Dollar/Real | Commodity Derivatives | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(11,212)
Dollar/Euro | NDF parity derivatives | Probable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	140,411
Dollar/Euro | NDF parity derivatives | Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(562,869)
Dollar/Euro | NDF parity derivatives | Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	R$ (1,125,812)